As filed with the Securities and Exchange Commission on April 18, 2005
1940 Act Registration No. 811-08685
1933 Act File No. 333-47415

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 17	[X]
 and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 20	[X]

(Check appropriate box or boxes)

ROCHDALE INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

570 Lexington Avenue, New York, New York 10022-6837
(Address of Principal Executive Offices) (Zip Code)

(212) 702-3500
Registrant’s Telephone Number, Including Area Code

Rita Dam
U.S. Bancorp Fund Services, LLC
2020 E. Financial Way
Glendora, CA  91741
(Name and Address of Agent for Service)

Copies to:
Laura Corsell, Esq.
16 Sentry Park West, Suite 405
              1787 Sentry Parkway West
Blue Bell, Pennsylvania  19422

It is proposed that this filing will become effective (check appropriate box)
[   ]      immediately upon filing pursuant to paragraph (b)
[X]      on April 23, 2005 pursuant to paragraph (b)
[   ]      60 days after filing pursuant to paragraph (a)(1)
[   ]      on (date) pursuant to paragraph (a)(1)
[   ]      75 days after filing pursuant to paragraph (a)(2)
[   ]      on   pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 16 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 22, 2005 and pursuant to Rule 485(a)(1) would have become effective sixty days after filing, on April 23, 2005.

This Post-Effective Amendment No. 17 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 17 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on April 12, 2005.

ROCHDALE INVESTMENT TRUST

By: /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title
/s/ Carl Acebes * Carl Acebes	Trustee	April 12, 2005

/s/ Jerry Roland * Jerry Roland	Trustee	April 12, 2005

/s/ Maxime C. Baretge * Maxime C. Baretge	Trustee	April 12, 2005

/s/ Thomas J. Volpe * Thomas J. Volpe	Trustee	April 12, 2005

/s/ Garrett R. D’Alessandro Garrett R. D'Alessandro	Principal Financial Officer	April 12, 2005

* By:      /s/ Garrett R. D’Alessandro
Garrett R. D'Alessandro
Pursuant to Powers of Attorney dated March 5, 2003 and March 7, 2003 filed April 30, 2003 and dated September 27, 2004 and filed October 1, 2004.